Shareholders' equity - Regulatory Capital Ratios (Details)	Dec. 31, 2021	Dec. 31, 2020
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.112	0.131
Tier 1 capital ratio	0.140	0.158
Total capital ratio	0.149	0.167
Tier 1 leverage ratio	0.055	0.063
SLR	0.066	0.086
The Bank of New York Mellon
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET1 ratio	0.165	0.171
Tier 1 capital ratio	0.165	0.171
Total capital ratio	0.165	0.173
Tier 1 leverage ratio	0.060	0.064
SLR	0.076	0.085